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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: __________

   This Amendment (Check only one):   [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Red Mountain Capital Partners LLC
Address: 10100 Santa Monica Boulevard, Suite 925
         Los Angeles, California 90067



Form 13F File Number: 28- 13680

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Willem Mesdag
Title:   Authorized Signatory
Phone:   (310) 432-0200


Signature, Place, and Date of Signing:

/s/ Willem Mesdag          Los Angeles, CA             February 14, 2012
_______________________    ________________________    _______________________
[Signature]                [City, State]                       [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:            9
                                         -----------

Form 13F Information Table Value Total:  $   210,412
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number         Name

    1      28- 13678                    RMCP GP LLC
    -----  ----------------------       -----------------------------

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                          FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------                       -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                    VOTING AUTHORITY
                               TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                  CLASS    CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------                 -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----

AFFIRMATIVE INS HLDGS INC      COM      008272106      432   815,913  SH      DEFINED       1       815,913   0     0

AIR TRANSPORT SERVICES GRP I   COM      00922R105   45,089 9,552,730  SH      DEFINED       1     9,552,730   0     0

COST PLUS INC CALIF            COM      221485105   31,191 3,199,111  SH      DEFINED       1     3,199,111   0     0

ENCORE CAP GROUP INC           COM      292554102   50,553 2,377,835  SH      DEFINED       1     2,377,835   0     0

G-III APPAREL GROUP LTD        COM      36237H101    4,982   200,000  SH      DEFINED       1       200,000   0     0

MARLIN BUSINESS SVCS CORP      COM      571157106   16,001 1,259,902  SH      DEFINED       1     1,259,902   0     0

NATURES SUNSHINE PRODUCTS IN   COM      639027101   20,447 1,317,474  SH      DEFINED       1     1,317,474   0     0

RADNET INC                     COM      750491102    7,892 3,705,048  SH      DEFINED       1     3,705,048   0     0

STR HLDGS INC                  COM      78478V100   33,825 4,110,011  SH      DEFINED       1     4,110,011   0     0